CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands, $ in Thousands	Total shareholders' equity HKD ($)	Ordinary shares Class A Ordinary Shares [Member] Follow-on public offering HKD ($) shares	Ordinary shares Class A Ordinary Shares [Member] HKD ($) shares	Ordinary shares Class B Ordinary Shares [Member] HKD ($) shares	Treasury stock purchases HKD ($) shares	Additional paid in capital Follow-on public offering HKD ($)	Additional paid in capital HKD ($)	Accumulated other comprehensive (loss)/income HKD ($)	Retained earnings HKD ($)	Noncontrolling Interest HKD ($)	Class A Ordinary Shares [Member] HKD ($) shares	Class A Ordinary Shares [Member] USD ($) shares	Follow-on public offering HKD ($)	HKD ($)	USD ($)
Beginning balances at Dec. 31, 2019			$ 36	$ 42			$ 2,536,182	$ (4,446)	$ 16,739					$ 2,548,553
Beginning balance (in shares) at Dec. 31, 2019 | shares			459,090,941	544,552,051
Profit for the year									1,325,523					1,325,523
Net income														1,325,523
Share-based compensation							32,573							32,573
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")							16,799							16,799
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares			5,048,824								5,048,824	5,048,824
Issuance of ordinary shares		$ 7				$ 2,339,711							$ 2,339,718
Issuance of ordinary shares (in shares) | shares		76,000,000
Surrendered and cancellation of Class A ordinary shares (in shares) | shares			(5)
Share conversion from Class B to Class A			$ 4	$ (4)
Share conversion from Class B to Class A (in shares) | shares			50,000,000	(50,000,000)
Issuance of Pre-funded warrants							2,035,104							2,035,104
Foreign currency translation adjustment, net of tax								9,420						9,420
Ending balances at Dec. 31, 2020			$ 47	$ 38			6,960,369	4,974	1,342,262					8,307,690
Ending balance (in shares) at Dec. 31, 2020 | shares			590,139,760	494,552,051
Profit for the year									2,810,210					2,810,210
Net income														2,810,210
Share-based compensation							98,913							98,913
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")							19,957							19,957
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares			6,805,264								5,875,592	5,875,592
Issuance of ordinary shares			$ 7				10,856,517							10,856,524
Issuance of ordinary shares (in shares) | shares			87,400,000
Treasury stock purchases					$ (1,178,755)						$ (1,178,800)	$ (151,200)		(1,178,755)
Treasury stock purchases (in shares) | shares					(29,462,760)						29,462,760	29,462,760
Exercise of Pre-funded warrants			$ 4				(4)
Exercise of Pre-funded warrants (in shares) | shares			53,599,890
Foreign currency translation adjustment, net of tax								71,020						71,020
Ending balances at Dec. 31, 2021			$ 58	$ 38			17,935,752	75,994	4,152,472					20,985,559
Ending balance at Dec. 31, 2021	$ 20,985,559		$ 58	$ 38			17,935,752	75,994	4,152,472					20,985,559
Ending balance (in shares) at Dec. 31, 2021 | shares			737,944,914	494,552,051
Ending balance, Treasury stock at Dec. 31, 2021					$ (1,178,755)
Ending balance, Treasury stock (in shares) at Dec. 31, 2021 | shares					(29,462,760)
Profit for the year														2,926,944	$ 375,178
Net income	2,926,944								2,926,944	$ (51)				2,926,893	375,171
Share-based compensation	204,529						204,529							204,529
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")	14,162		$ 1				14,161							14,162
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares			6,107,088								2,968,984	2,968,984
Surrendered and cancellation of Class A ordinary shares (in shares) | shares			(6)
Share conversion from Class B to Class A			$ 9	$ (9)
Share conversion from Class B to Class A (in shares) | shares			114,000,000	(114,000,000)
Treasury stock purchases	(3,145,810)				$ (3,145,810)						$ (4,324,600)	$ (553,200)		(3,145,810)
Treasury stock purchases (in shares) | shares					(91,900,648)						121,363,408	121,363,408
Foreign currency translation adjustment, net of tax	(123,840)							(123,840)		18				(123,822)
Acquisition of a subsidiary										268				268
Ending balances at Dec. 31, 2022														20,861,544	2,674,043
Ending balance at Dec. 31, 2022	$ 20,861,544		$ 68	$ 29			$ 18,154,442	$ (47,846)	$ 7,079,416	$ 235				$ 20,861,779	$ 2,674,073
Ending balance (in shares) at Dec. 31, 2022 | shares			858,051,996	380,552,051
Ending balance, Treasury stock at Dec. 31, 2022					$ (4,324,565)
Ending balance, Treasury stock (in shares) at Dec. 31, 2022 | shares					(121,363,408)